Shareholders' Equity - Summary of Number of Share Options Outstanding (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	2,213,985	1,394,844	953,689	192,276
Key management personnel [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	1,777,437	1,302,417	857,318
All other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding share options	436,548	92,427	96,371